INCOME TAXES (Schedule of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective income tax rate:
PRC Enterprise Income Tax	25.00%	25.00%	25.00%
Preferential income tax rate of a subsidiary	(14.00%)	(11.00%)	(10.00%)
Effect of different reversal rate	5.00%
Additional tax deductions	(3.00%)	(3.00%)	(1.00%)
Different tax rate in other jurisdictions	12.00%	5.00%	1.00%
Effective tax rate	25.00%	16.00%	15.00%